Summary of Significant Accounting Policies (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
In thousands	2011	2010
Balance at beginning of year	$1,326	$1,393
Provisions	434	92
Deductions	(876)	(159)
Balance at end of year	$ 884	$1,326